LEASES (Schedule of Supplemental Balance Sheet Information Related Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease ROU assets	$ 528	$ 842
Operating lease liabilities, current	254	297
Operating lease liabilities, long-term	$ 296	$ 580
Weighted average remaining lease term (in years)	1 year 4 months 28 days	2 years 7 months 9 days
Weighted average discount rate	4.29%	3.12%